Contingent Payment Obligations	6 Months Ended
Jun. 30, 2023
Contingent Payment Obligations [Abstract]
CONTINGENT PAYMENT OBLIGATIONS

19. CONTINGENT PAYMENT OBLIGATIONS

As of June 30, 2023, the Group does not have any non-cancellable purchase commitments.

The Group has contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are to be made upon achievements of certain conditions, such as Investigational New Drugs (“IND”) filing or U.S. Food and Drug Administration (“FDA”) approval, first commercial sale of the licensed products, or other achievements. The aggregate amount of the milestone payments that the Group is required to pay up to different achievements of conditions and milestones for all the license agreements signed as of June 30, 2023 are as below:

Amount
(unaudited)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$222,564
From entering phase 1 to before first commercial sale	20,336,410
First commercial sale	14,282,051
Net sales amount more than certain threshold in a year	65,769,231
Subtotal	100,610,256

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	203,756

Total	$100,814,012

For the six months ended June 30, 2023 and 2022, the Group incurred $50,000 and $nil milestone payments respectively. For the six months ended June 30, 2023 and 2022, the Group did not incur any royalties or research and development funding.